Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) - USD ($)												9 Months Ended	12 Months Ended
	Nov. 03, 2023	Nov. 01, 2023	Aug. 03, 2023	Jul. 03, 2023	Jul. 01, 2023	Jun. 03, 2023	May 03, 2023	May 02, 2023	Apr. 27, 2023	Apr. 12, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 30, 2023	Jan. 29, 2023	Nov. 12, 2022	Sep. 21, 2022
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Number of business days from loan maturity date	5 days
Loan amount								$ 900,000							$ 50,000	$ 300,000	$ 180,000
Contingent earn			$ 150,000,000		$ 150,000,000
Revenue milestone			$ 52,000,000		$ 52,000,000
Redemption of share value												$ 55,265,334
Conversion of share (in Shares)											1,968,749
Percentage of gross proceeds														1.00%
Class A Ordinary Shares [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Redemption of shares (in Shares)									5,297,862
Redemption of share value									$ 55,265,334
Price per share									10.43%
Extension Note [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Percentage of outstanding amount	5.00%
Loan amount								900,000
Eternal Loan Amendment [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Number of days for consummation of initial business combination		30 days
Percentage of periodic interest		5.00%
Sixth Eternal Loan [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Loan amount		$ 335,000
Maturity date		Aug. 01, 2024
Fifth Eternal Loan [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Loan amount				$ 100,000		$ 125,000	$ 125,000			$ 500,000		$ 25,289
Debt periodic payment				$ 100,000		$ 125,000	$ 125,000			$ 150,000
Sponsor [Member] | Class A Ordinary Shares [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Number of shares owned (in Shares)											1,968,749
Sponsor [Member] | Class B ordinary shares [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Number of shares owned (in Shares)											1
Sponsor [Member] | Extension Note [Member]
Events Subsequent To The Date Of The Form 10-Q Filed On November 14, 2023 (Details) [Line Items]
Debt periodic payment								$ 75,000